JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
Judicial Deposits [Abstract]
Summary of detailed information about judicial deposits	The judicial deposits held by the Company as of December 31, 2021 and 2020 are as follows:
	Consolidated
	2021	2020
Unaccrued tax proceedings (a)	273,295	262,654
Accrued tax proceedings (b)	266,828	252,961
Unaccrued civil proceedings	8,212	9,671
Accrued civil proceedings	2,821	2,189
Unaccrued labor proceedings	11,970	14,166
Accrued labor proceedings	22,158	24,549
Total judicial deposits	585,284	566,190
a)	The tax proceedings related to these judicial deposits refer mainly to the ICMS-ST, disclosed in note 23.2.1, contingent liabilities - possible risk of loss.
b)	The tax proceedings related to these judicial deposits basically refer to the sum of amounts disclosed in note 23.1.1 and the amount accrued as explained in the note 22.

Summary of detailed information about changes in judicial deposits

Changes in judicial deposits balances for the year ended December 31, 2021 and 2020 are presented below:

Consolidated
Balance as of December 31, 2019	337,255
Acquisition of subsidiary	283,885
New deposits	18,377
Redemptions	(64,761)
Inflation adjustment	11,242
Payments / write-offs for expenses	(17,739)
Exchange rate variation	(2,069)
Balance as of December 31, 2020	566,190
New deposits	39,071
Redemptions	(21,533)
Inflation adjustment	15,246
Payments / write-offs for expenses	(13,645)
Exchange rate variation	(45)
Balance as of December 31, 2021	585,284